Dividends - Additional Information (Detail) - MXN ($) $ in Millions	7 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 14, 2019	Mar. 09, 2018
Statement [line items]
Dividends declared and paid	$ 7,437	$ 7,038
Percentage of declared dividend paid	50.00%	50.00%
Diviedends paid to non controlling interest	$ 3,925
Dividend Payment [Member]
Statement [line items]
Percentage of declared dividend to be paid			50.00%	50.00%